Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

12. Income Taxes

        The Company's loss before provision for income taxes during the years ended December 31, 2016 and 2015, was a domestic loss of $14,733,780 and $16,291,550, resepctively.

        Due to continued losses for the year ending December 31, 2016, and a full valuation allowance, the Company has not recorded a provision for income taxes for the years ending December 31, 2016 or 2015.

        The components of the provision for income taxes during the years ended December 31, 2016 and 2015 is as follows:

	December 31, 2016	December 31, 2015
Current:
Federal	$—	$—
State	—	—
Foreign	—	—

Total Current	—	—

Deferred:
Federal	(4,387,544)	(4,197,007)
State	(1,249,149)	(587,696)
Foreign	—	—

Total Deferred	(5,636,693)	(4,784,703)
Valuation Allowance	5,636,693	4,784,703

Total Provision for Income Taxes	$—	$—

        The Company's effective tax during the years ended December 31, 2016 and 2015, differed from the federal statutory rate as follows:

	December 31, 2016	December 31, 2015
Statutory Rate	(34.0)%	(34.0)%
State Taxes	(5.6)%	(3.6)%
Tax Credits	(0.5)%	5.2%
Other	1.8%	1.7%
Valuation Allowance	38.3%	30.7%

Effective Tax Rate	0.0%	0.0%

        Net deferred tax assets as of December 31, 2016 and 2015 consist of the following:

	December 31, 2016	December 31, 2015
Non-current Deferred Tax Assets:
Net Operating Costs	$9,626,610	$7,459,489
Tax Credits	374,605	261,851
Stock Compensation	297,438	188,602
Fixed Assets and Intangibles	3,700,557	470,577
Other	93,434	75,432

	14,092,644	8,455,951
Valuation Allowance	(14,092,644)	(8,455,951)

Net Non-current Deferred Tax Assets	$—	$—

        A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset net deferred tax assets as of December 31, 2016 and 2015, due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.

        The valuation allowance increased by $5,636,693 during the year ended December 31, 2016.

        As of December 31, 2016, the Company had federal and California net operating loss carryovers of approximately $24,543,368 and $17,103,817, respectively. The federal and California net operating losses will begin to expire in 2033.

        As of December 31, 2016, the Company had federal and California research credit carryovers of approximately $279,793 and $285,554, respectively. The federal research credits will begin to expire in 2033. The California research credits carry forward indefinitely.

        Utilization of the domestic NOL and tax credit forwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by the Internal Revenue Code Section 382, as well as similar state provisions. In general, an "ownership change," as defined by the code, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders or public groups. Any limitation may result in expiration of all or a portion of the NOL or tax credit carryforwards before utilization.

        In November 2015, the FASB issued Accounting Standards Update 2015-17, which simplifies the presentation of deferred income taxes by requiring that deferred tax assets and liabilities be presented as non-current. The standard impacts presentation only. The Company elected to early adopt the standard on a retrospective basis effective December 31, 2015, and all deferred tax assets and liabilities are classified as non-current on the Company's consolidated balance sheets. Adoption of this ASU had no effect on the Company's balance sheet for 2015 as presented.

Uncertain Tax Positions

        The Company has adopted the provisions of ASC 740, "Income Taxes Related to Uncertain Tax Positions." Under these principals, tax positions are evaluated in a two-step process. The Company first determines whether it is more-likely-than-not that a tax positions will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured as the largest amount of benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement.

        The following is a reconciliation of the beginning and ending amount of our total gross unrecognized tax benefit liabilities:

	December 31, 2016	December 31, 2015
Gross Unrecognized Tax Benefit—Beginning Balance	$78,930	$31,006
Increases Related to Tax Positions from Prior Years	—	5,920
Increases Related to Tax Positions Taken During t the Current Year	34,143	42,004

Gross Unrecognized Tax Benefit—Beginning Balance	$113,073	$78,930

        There are no liabilities from unrecognized tax benefits included in the Company's balance sheet as of December 31, 2016 and 2015, and therefore the Company has not accrued for any penalties or interest.

        The Company files income tax returns in the United States and various states, where the statute of limitations are 3 years and 4 years, respectively. The Company remains open for audit by the United States Internal Revenue Service and states state tax jurisdictions since inception.

        The Company is not currently under examination by income tax authorities in federal or state jurisdictions.